ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Accounts receivable	$ 128,598	$ 4,284
Depreciation and amortization expense	$ 80,157	$ 32,886